Earnings/(loss) per ordinary share - Summary of earnings (loss) per ordinary shares (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Basic earnings/(loss) per share attributable to ordinary shareholders of Rio Tinto	$ 8,762	$ 4,617	$ (866)
Diluted earnings/(loss) per share attributable to ordinary shareholders of Rio Tinto	$ 8,762	$ 4,617	$ (866)
Basic earnings/(loss) per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares	1,786.7	1,797.3	1,824.7
Diluted earnings/(loss) per share attributable to ordinary shareholders of Rio Tinto, Weighted average number of shares	1,799.5	1,808.6	1,824.7
Basic earnings/(loss) per share	$ 490.4	$ 256.9	$ (47.5)
Diluted earnings/(loss) per share	$ 486.9	$ 255.3	$ (47.5)